MARKETABLE SECURITIES (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement [Line Items]
Shares/Warrants held	13,275,002
Cost	$ 1,652,856
Fair value	311,293	$ 1,026,418
Fair value increase/decrease	(1,341,563)
Fair value increase/decrease	$ (715,125)	$ (626,438)	$ (11,234)
Carlyle Commodities Corp. Shares
Statement [Line Items]
Shares/Warrants held	5,500,000
Cost	$ 907,500
Fair value	165,000
Fair value increase/decrease	$ (742,500)
Carlyle Commodities Corp. Warrants
Statement [Line Items]
Shares/Warrants held	5,500,000
Cost	$ 727,000
Fair value	123,000
Fair value increase/decrease	$ (604,000)
Other
Statement [Line Items]
Shares/Warrants held	2,275,002
Cost	$ 18,356
Fair value	23,293
Fair value increase/decrease	$ 4,937